Property and Equipment - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 36,463
Property, Plant and Equipment, Net	645,240	11,286
Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, Plant and Equipment, Gross	$ 665,303	11,286
Equipment [Member] | Minimum [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Equipment [Member] | Maximum [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Leasehold Improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, Plant and Equipment, Gross	$ 16,400
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Lesser of lease term or estimated useful life